DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
35.16% of Net Assets
Alcorn State University Educational Building	5.125%	09/01/2034	Aa2	$95,000	$96,435
Jackson State University Educational Building	5.000	03/01/2034	Aa2	175,000	180,570
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	407,850
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	50,000	52,441
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*	305,000	319,933
MS Development Bank Special Obligation Hinds College	5.000	10/01/2026	A1	85,000	86,493
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	A1	100,000	101,819
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	A1	60,000	61,166
MS Development Bank Special Obligation Hinds College	5.000	04/01/2036	A2	250,000	267,325
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2	120,000	128,784
MS Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	143,049
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3	200,000	218,594
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2	145,000	157,434
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2	280,000	304,010
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2	50,000	50,635
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2	175,000	188,939
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2	300,000	345,987
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	600,000	678,960
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2	200,000	216,790
					4,007,214
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
20.32% of Net Assets
Jackson State University Educational Building	5.000	03/01/2034	Aa2	440,000	501,754
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	145,772
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	320,415
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	147,469
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	268,029
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	269,463
University of Mississippi Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	242,335
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	420,883
					2,316,120
MUNICIPAL UTILITY REVENUE BONDS
12.23% of Net Assets
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	762,566
MS Development Bank Special Obligation Jackson Water & Sewer	4.500	09/01/2034	A2	100,000	103,311
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Ba2	250,000	300,260
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	172,851
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	55,292
					1,394,280
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.60% of Net Assets
MS Development Bank Desoto County Highway	5.000	01/01/2030	Aa3	100,000	110,799
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	233,526
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	357,695
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	192,749
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	85,812
					980,581
PUBLIC FACILITIES REVENUE BONDS
8.22% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2033	AA*	300,000	326,006
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	171,548
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	161,037
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035	Aa3	100,000	107,050
MS Development Bank Special Obligation Meridian Arts Center	5.000	03/01/2034	A2	150,000	171,125
					936,766
SCHOOL IMPROVEMENT BONDS
5.57% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1/AA*	100,000	115,405
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	A+*	375,000	413,531
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	106,079
					635,015
REFUNDING BONDS
4.80% of Net Assets
MS State Refunding	5.250	11/01/2019	Aa2	50,000	51,083
MS State Refunding	5.000	10/01/2033	Aa2	150,000	179,971
MS State Refunding	4.000	10/01/2036	Aa2	290,000	315,488
					546,542
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.54% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	142,220
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A+*	125,000	146,975
					289,195
HOSPITAL AND HEALTHCARE REVENUE BONDS
.87% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	90,000	99,165

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Mississippi Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Total Investments 98.31% of Net Assets					$11,204,878

(cost $10,712,932) (See (a) below for further explanation)

Other assets in excess of liabilities 1.69%					193,002

Net Assets 100%					$11,397,880

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $10,712,932 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$491,946
Unrealized depreciation	-

Net unrealized appreciation	$491,946

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	- Unadjusted quoted prices in active markets for identical securities.
Level 2

-  Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

-  Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		11,204,878
Level 3	Significant Unobservable Inputs		---

$11,204,878

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.